Note 53	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactionsAs financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not significant and are carried out under normal market conditions. As of December 31, 2021, 2020 and 2019, the following are the transactions with related parties:Transactions with significant shareholdersAs of December 31, 2021, 2020 and 2019, there were no shareholders considered significant (see Note 26).Transactions with BBVA Group entities
The balances of the main captions in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2021	2020	2019
Assets
Loans and advances to credit institutions	9	148	26
Loans and advances to customers	2,031	1,743	1,682
Liabilities
Deposits from credit institutions	1	—	3
Customer deposits	296	791	453
Memorandum accounts
Financial guarantees given	154	132	166
Other contingent commitments given	1,056	1,400	1,042
Loan commitments given	11	11	106
The balances of the main captions in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2021	2020	2019
Income statement
Interest and other income	16	20	19
Interest expense	—	1	1
Fee and commission income	8	5	4
Fee and commission expense	31	34	53
There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements.
Transactions with members of the Board of Directors and Senior Management
Pursuant to the provisions of the Corporate Enterprises Act, the power to approve transactions that the Company or its subsidiaries conclude with members of the Board of Directors or Senior Management of the Bank or their related parties rests on the General Shareholders’ Meeting if the amount or value of the transaction is equal to or exceeds 10% of total asset items according to the last approved annual balance sheet and, on the Board of Directors, in relation to the rest of related party transactions entered into, which may not be delegated, except for transactions that comply with the requirements of the Corporate Enterprises Act.

The Regulations of the Board of Directors establish that the Board of Directors will be responsible for approving, where appropriate, transactions between the Company or companies within its Group and directors or their related parties. In addition, in accordance with specific sectoral regulations, with regard to transactions with related parties, are governed by Royal Decree 84/2015 of 13 February, implementing Act 10/2014 of 26 June, on the regulation, supervision and solvency of credit institutions, and Bank of Spain Circular 2/2016 of 2 February, on the supervision and solvency of credit institutions, the Bank has specific internal regulations in this regard, which specifically govern the process of granting and approving credit risk transactions for members of BBVA Board of Directors and Senior Management, the approval of which lies with the Bank Board of Directors, and for their related parties.

The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.

The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance at 31st December of each year (EUR thousand)
	2021				2020				2019
	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management*	Related parties of Senior Management
Loans and credits	765	207	5,419	573	—	—	5,349	580	607	—	4,414	57
Bank guarantees	—	—	10	—	—	—	10	25	—	—	10	25
Business credit	—	—	—	—	—	—	—	—	—	—	—	—
*Excluding executive directors

Information on remuneration paid and other benefits granted to members of the Board of Directors and Senior Management of BBVA is provided in Note 54.
Transactions with other related partiesAs of December 31, 2021, 2020 and 2019 the Group has not carried out operations with other related parties that do not belong to the line of business or ordinary traffic of its activity, that are not carried out under normal market conditions and that are not of low relevance; understanding by such those whose information is not necessary to give the true image of the assets, the financial situation and the results, consolidated, of the BBVA Group.